Accrued Expenses and Other Current Liabilities (Details) - Schedule of Lawsuit Provision Movement - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Lawsuit Provision Movement Abstract
Opening	$ 200,818	$ 29,132
Ending balance	810,159	200,818
New provisions	1,059,510	277,150
Exchange rate effect	(236,879)	(31,714)
Payments	$ (213,290)	$ (73,750)